                              [PHOTO APPEARS HERE]


                             AIM MUNICIPAL BOND FUND

[AIM LOGO APPEARS HERE]           ANNUAL REPORT               DECEMBER 31, 1996

                                 AIM MUNICIPAL
                                   BOND FUND

                                For shareholders
                             who seek a high level
                               of current income
                                  exempt from
                              federal income taxes
                                by investing in
                            a diversified portfolio
                              of municipal bonds.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Municipal Bond Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses.
o In 1996, the Fund paid distributions for Class A and Class B shares of $0.432 and $0.36 per share, respectively.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o The unmanaged Lipper General Municipal Debt Funds Index represents an average of the performance of the 30 largest municipal debt funds tracked by Lipper Analytical Services, Inc., an independent mutual funds performance monitor.
o The Lehman Brothers Municipal Bond Index is an unmanaged composite representing an approximation of the performance of investment-grade municipal bonds.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested interest and do not reflect sales charges.

                 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
              ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT
              AGENCY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR
               GUARANTEED BY, ANY BANK OR ANY AFFILIATE; AND ARE
              SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
              OF PRINCIPAL AMOUNT INVESTED.

        This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                          The Chairman's Letter










   [PHOTO OF         Dear Fellow Shareholder:
  Charles T.
    Bauer,           Financial markets produced another noteworthy year in 1996.
  Chairman of        Stocks surged again to enthusiastic levels, but the advance
 the Board of        was marked by dramatic volatility and confined mainly to
   the Fund,         the performance of a select few large-company stocks.
 APPEARS HERE]       Still, most investors in stock funds were rewarded with
                     double-digit returns for the year. Bonds had a difficult time until encouraging economic reports triggered a fall rally that helped restore prices and bring yields back down to near 1995 levels.

   As we begin 1997, the parallels to last year are striking. The economy is growing at a moderate rate, corporate earnings remain healthy, and inflation is modest. Such an environment is ideal for financial investments.
   Still, many suggest, as we do, that 1997 will be marked by continued uncertainty and short-term volatility. And as the market's performance continues to exceed historical averages, some advise that a correction is overdue.
   We believe the best way to achieve your investment goals in uncertain markets is to follow a few basic strategies. First, you should keep a long-term outlook. If you leave your money invested over the long term, you can help avoid the results of the volatility that generally accompanies financial markets over the short term. Those who try to "time the market"--move money in and out of the market based on some gauge of future market performance--tend to be less successful than investors using disciplined, long-term investment strategies. That's because no one, not even expert market watchers, can consistently predict what the market will do next.
   Another strategy, diversification, may help you cushion the effects of a volatile market and enhance your return potential. A mutual fund is already diversified because it invests in many securities. You can diversify even further by placing some of your assets in several different types of domestic and international funds that may include stocks, bonds, and money market securities.
   Finally, no matter what your investment goals or time horizon, it makes good sense to review your portfolio regularly with your financial consultant. In rapidly changing markets, you need an investment professional on your side who can explain what is happening and how your portfolio may be affected.
   Your financial consultant can help you create and follow a regular investment plan--investing a certain amount of money at regular intervals--that can help you stay on track regardless of day-to-day market activity.
   In 1997, and in the years ahead, we at AIM plan to meet the challenge of changing financial markets through the consistent application of disciplined investment strategies that have served our shareholders well for more than 20 years. We are pleased that AIM funds, overall, have turned in attractive, and often impressive performance when measured against benchmark indexes and peer group performance.
   We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line at 800-246-5463.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                         ------------------------------
                          In rapidly changing markets,
                                    you need
                           an investment professional
                                  on your side
                                who can explain
                             what is happening and
                      how your portfolio may be affected.
                         ------------------------------

The Managers' Overview

MUNICIPAL BONDS REBOUND,
OUTPERFORM SOME TAXABLE DEBT SECURITIES

A roundtable discussion with the Fund management team for AIM Municipal Bond Fund for the fiscal year ended December 31, 1996.
--------------------------------------------------------------------------------

Q. HOW DID AIM MUNICIPAL BOND FUND PERFORM DURING THE REPORTING PERIOD?

A. During the period covered by this report, the Fund posted a total return of 3.90% and 2.99% for Class A and Class B shares, respectively. By comparison, the Lipper General Municipal Debt Funds Index had a total return of 3.30%.
      The Fund continued to provide competitive federally tax-exempt current income. As of December 31, 1996, the Fund's 30-day distribution rate was 5.27% for Class A shares and 4.40% for Class B shares. Translated into its taxable equivalent, the Fund's 30-day distribution rate at net asset value was 8.73% and 7.28% for Class A and Class B shares, respectively, assuming the highest marginal federal tax rate of 39.6%. The Fund's 30-day yield was 4.64% for Class A shares and 4.03% for Class B shares, when calculated at maximum offering price. Translated into taxable-equivalent yields, the Fund's 30-day yield was 7.68% and 6.67% for Class A and Class B shares, respectively, assuming the highest marginal federal tax rate of 39.6%.
      Preservation of principal is part of the Fund's objective, and it achieved that goal during the year covered by this report. Despite volatile market conditions, net asset value per Class A and Class B share remained within a range of $8.02 to $8.38, thus continuing the Fund's history of relative price stability as seen in the accompanying chart.

Q. WHAT WERE BOND MARKET CONDITIONS LIKE DURING 1996?

A. Uncertainty was the principal driver in bond market performance, and that created volatility. It centered on changing indications in the economy. When the Federal Reserve Board cut interest rates on January 31, investors were comfortable with the economic outlook--moderate growth without rising inflation. Early in March, financial markets were stunned by economic reports that revealed the economy was growing with surprising strength, which could lead to rising inflation. That sent stock and bond prices tumbling as markets attempted to anticipate whether the Fed would boost interest rates to rein in an overheating economy.
      U.S. government bonds were hardest hit, with most maturities climbing by 1.0% or more in yield as their prices fell. The yield on the 10-year U.S. Treasury note ranged from a low of 5.5% in January to a high of 7.1% in June, before closing the year at 6.4%.
      Bonds began to recover in the fall when it became apparent that economic growth was moderate and without rising inflation, but their performance for the year was still lackluster. The advance and then decline in market yields over the course of 1996 led one market analyst to label it "a round-trip year."

Q. HOW DID MUNICIPAL SECURITIES PERFORM DURING THE REPORTING PERIOD?

A. Throughout much of 1996, talk of a possible flat tax, which would eliminate the federal tax-exempt status of municipal bonds, kept investors jittery. However, a flat tax had ceased to be a major issue by the end of the year.
      After discussions of a flat tax waned, municipal bonds performed quite well and, to a certain extent, seemed less sensitive to the inflation concerns than taxable fixed-income securities. During the period covered by this report, municipal bonds provided better total returns than taxable U.S. Treasury issues. Long municipal bond yields were roughly 78% percent of those of long U.S. Treasuries in comparison to the more normal ratio of about 85%. Because

================================================================================
Relative Price Stability
--------------------------------------------------------------------------------
Net Asset Value
12/31/92 - 12/31/96

12/31/92     7.96    8.23  8.31   8.27

12/31/93     8.44    8.58  8.75   8.61

12/31/94     8.13    8.09  8.01   7.78

12/31/95     8.04    8.11  8.16   8.31

12/31/96     8.16    8.10  8.14   8.24
================================================================================

Source: Towers Data Systems HYPO --Registered Trademark--. This chart has no calculations, it only shows observation and tracking of NAV. There is no guarantee that the Fund will maintain a constant NAV. Figures are historical and reflect reinvestment of all distributions, changes in net asset value, and exclude the effect of the Fund's maximum sales charge unless otherwise noted. Class B shares commenced operations 9/1/93. NAV per share has been identical for Class A and Class B shares, except in October and November 1993, when Class B shares were $0.01 lower.

                        -------------------------------
                                Municipal bonds
                         provided better total returns
                       than taxable U.S. Treasury issues
                          during the reporting period.
                        -------------------------------

          See important Fund & index disclosures inside front cover.

   of a continuing lack of new issues, municipal bond prices tended to be relatively high. Consequently, municipal bonds generally declined less in value than U.S. Treasuries in the volatile interest rate environment.

Q. Given market conditions, what was your strategy for the Fund during the period?

A. We maintained our focus on revenue bonds whose creditworthiness tends to be less sensitive to the economic and political environment than general obligation bonds.
      Of the 184 holdings in the Fund as of December 31, 1996, 78% were invested in revenue bonds and 22% were in general obligation bonds. At the end of the reporting period, the Fund had a weighted average maturity of
   13.1 years and a duration of 4.7 years. Funds with shorter duration tend to be less sensitive to market fluctuations.
      The Fund also continued to invest in high-quality issues with good liquidity. As of December 31, 1996, approximately 53% of the portfolio's holdings were securities rated AAA, and 87% of the portfolio was rated A or better. Credit-enhanced securities--which are backed by insurance or escrowed with U.S. Treasuries-- comprised about 48% of the portfolio.
      The Fund had an average portfolio quality rating of AA/Aa as measured by Standard & Poor's Corporation (S&P) and Moody's Investor Service, Inc., two widely known credit rating agencies. S&P and Moody's ratings are historical and are based on an annual analysis of the Fund's portfolio credit quality, composition, and management. The Fund also was managed for maximum tax efficiency.

Q. What is "tax efficiency"?

A. "Efficiency" for a tax-exempt fund refers to its ability to pay distributions that are free from federal income and capital gains taxes. To manage the Fund for tax efficiency, we avoid transactions that would result in capital gains which are not offset by capital losses. For the past two years, the Fund has paid no taxable distributions.

Q. What is your market outlook?

A. The pace of economic growth will be the key to financial market performance in 1997. In 1996, the economy grew at a rate of 2.5%. Inflation, likewise, continues to be mild. For all of 1996, the core rate of inflation for producer prices was a mere 0.6%.
      The economy is growing at a reasonable rate without rising inflation, reducing the probability that interest rates may increase over the near term--a potential boost for fixed-income securities. Regarding the months ahead, analysts have suggested that economic growth at a rate no greater than 3% and inflation at less than 3.5% imply that the Fed need not tighten monetary policy.

Q. Will tax reform be an issue in 1997?

A. We expect tax reform to continue to be a high profile issue, but believe the focus will be on reducing the capital gains tax. Since the Fund strives to avoid capital gains without having offsetting losses, any change in the capital gains tax would probably have little impact on the Fund. While a flat tax isn't likely to be a prominent topic in the coming months, it could resurface as an issue in a future election year.

================================================================================
Top 5 Holdings
As of 12/31/96
--------------------------------------------------------------------------------

ISSUER                         COUPON          MATURITY

1. New York State Urban
   Development Corp.            7.375%        01/01/02

2. Connecticut, State of        6.50%         03/15/02

3. Mississippi Higher
   Education Assistance
   Corp.                        7.50%         09/01/09

4. New York, City of            7.65%         02/01/06

5. University of Illinois
   Auxiliary Facilities
   System                       5.75%         04/01/22
================================================================================
Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.

================================================================================
Portfolio Composition
As of 12/31/96
--------------------------------------------------------------------------------

GENERAL OBLIGATION            22%
REVENUE                       78%
TOTAL NUMBER OF HOLDINGS:    184

================================================================================

TYPES OF MUNICIPAL BONDS

Issuers of municipal bonds include state and local governments, their agencies, and enterprises with public purposes such as hospitals, school districts, and universities. Municipal bonds fall into two categories: general obligation bonds and revenue bonds.

o General obligation bonds are issued and backed by entities with taxing power, such as cities and school districts, which pay off the debt with tax dollars.

o The primary issuers of revenue bonds are hospitals, universities, toll road authorities, and public utilities, which use funds generated from their projects to pay off the bonds.

                        -------------------------------
                             The economy is growing
                              at a reasonable rate
                           without rising inflation,
                            reducing the probability
                        that interest rates may increase
                     over the near term--a potential boost
                          for fixed-income securities.
                        -------------------------------

          See important Fund & index disclosures inside front cover.

Fund Performance

AIM MUNICIPAL BOND FUND VS. BENCHMARK INDEX

The chart below compares your Fund to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the bond market over the period 12/31/86-12/31/96. It is important to understand the difference between your Fund and an index. Your Fund's total return is shown with a sales charge and includes Fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Lehman Brothers Municipal Bond Index. Unlike your Fund, the index is not managed; therefore there are no sales charges, expenses or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

================================================================================
Growth of a $10,000 Investment
12/31/86 - 12/31/96
--------------------------------------------------------------------------------

                  AIM Municipal Bond                 Lehman Brothers Municipal
                     Fund, Class A                           Bond Index
                                     (In thousands)
--------------------------------------------------------------------------------
12/31/86                 $9,524                                $10,000

12/87                     9,346                                 10,151

12/88                    10,498                                 11,182

12/89                    11,517                                 12,389

12/90                    12,123                                 13,292

12/91                    13,736                                 14,906

12/92                    14,986                                 16,220

12/93                    16,733                                 18,212

12/94                    16,099                                 17,271

12/95                    18,199                                 20,286

12/96                    18,826                                 21,185
================================================================================

Past performance cannot guarantee comparable future results.

================================================================================
Total Returns
As of 12/31/96
--------------------------------------------------------------------------------
                                              AVERAGE
                               CUMULATIVE      ANNUAL
CLASS A SHARES
 10 Years                         89.10%        6.58%
  5 Years                         31.12         5.57
  1 Year                          -1.04        -1.04*
*3.90% excluding sales charge

CLASS B SHARES
Inception (9/1/93)                 9.36         2.72
  1 Year                          -2.01        -2.01%**
**2.99% excluding CDSC
================================================================================
Source: Towers Data Systems HYPO --Registered Trademark--; Lipper Analytical Services, Inc. Your Fund's total return includes sales charges, expenses, and management fees. The performance of the Fund's Class B shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

SCHEDULE OF INVESTMENTS

December 31, 1996

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

ALABAMA-0.74%

Courtland Industrial Development
  Board (Champion International
  Corp. Project); Refunding
  Series 1996 RB
  6.40%, 11/01/26(b)               --    Baa1     $2,315   $  2,320,417
-----------------------------------------------------------------------

ALASKA-1.79%

Alaska (State of) Housing Finance
  Corp.; Collateralized First
  Veterans' Home Mortgage Series
  A-2 RB
  6.75%, 12/01/24(b)               AAA   Aaa       3,755      3,891,569
-----------------------------------------------------------------------
Alaska (State of) Housing Finance
  Corp.; Collateralized Mortgage
  Program First Series RB
  6.875%, 06/01/33                 AAA   Aaa       1,635      1,707,349
-----------------------------------------------------------------------
                                                              5,598,918
-----------------------------------------------------------------------

ARKANSAS-1.71%

Fayetteville (City of); Water and
  Sewer Refunding and Improvement
  Series 1992 RB
  6.15%, 08/15/12                  A     A         2,000      2,069,660
-----------------------------------------------------------------------
Little Rock (City of); Sewer
  Improvement Series B RB
  5.75%, 02/01/06                  AA+   Aa        2,000      2,050,100
-----------------------------------------------------------------------
North Little Rock Health
  Facilities Board (Baptist
  Health); Series 1996 A RB
  5.40%, 12/01/16(c)               AAA   Aaa       1,250      1,233,425
-----------------------------------------------------------------------
                                                              5,353,185
-----------------------------------------------------------------------

ARIZONA-2.07%

Arizona (State of) Educational
  Loan Marketing Corp.; RB
  6.125%, 09/01/02(b)              --    Aa        1,900      1,984,968
-----------------------------------------------------------------------
Mohave (County of) Unified School
  District #1 (Lake Havasu);
  Series 1996 A GO
  5.90%, 07/01/15(c)               AAA   Aaa       1,000      1,036,300
-----------------------------------------------------------------------
Pima (County of) Unified School
  District #10 (Amphitheater);
  School Improvement Series 1992
  E GO
  6.50%, 07/01/05                  A+    A         3,100      3,456,903
-----------------------------------------------------------------------
                                                              6,478,171
-----------------------------------------------------------------------

CALIFORNIA-0.77%

California (State of) Housing
  Finance Agency; RB
  7.45%, 08/01/11(b)               AA-   Aa          690        730,020
-----------------------------------------------------------------------
Sacramento (City of) California
  Cogeneration Authority (Procter
  & Gamble Project); Series 1995
  RB
  7.00%, 07/01/04                  BBB-  --          500        551,635
-----------------------------------------------------------------------
San Francisco (City and County
  of) Parking Authority; Parking
  Meter Series 1994 RB
  7.00%, 06/01/13(c)               AAA   Aaa       1,000      1,137,140
-----------------------------------------------------------------------
                                                              2,418,795
-----------------------------------------------------------------------

COLORADO-1.26%

Adams County Building Authority;
  Refunding Series 1987 A RB
  10.00%, 02/01/97(c)(d)(e)        --    --        1,344      1,339,432
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

COLORADO-(CONTINUED)

Adams County School District
  Number 1; Unlimited Tax
  Building Series 1992-A GO
  6.625%, 12/01/02(f)(g)           AAA   Aaa      $  500   $    555,615
-----------------------------------------------------------------------
Colorado (State of) Housing
  Finance Authority (Single
  Family Residential Housing);
  Series 1987 B RB
  9.00%, 09/01/17                  --    Aa1         430        445,592
-----------------------------------------------------------------------
Mesa County School District #51;
  1989 Series B Certificates of
  Participation
  6.875%, 12/01/05(c)              AAA   Aaa       1,465      1,600,542
-----------------------------------------------------------------------
                                                              3,941,181
-----------------------------------------------------------------------

CONNECTICUT-3.36%

Connecticut (State of); General
  Purpose Public Improvement
  Series 1992-A GO
  6.50%, 03/15/02(f)(g)            NRR   NRR       5,500      6,064,135
-----------------------------------------------------------------------
Connecticut (State of)
  Development Authority
  (Connecticut Power & Light);
  Series 1993 A RB
  3.15%, 09/01/28(h)(i)            A-1+  VMIG-1      335        335,000
-----------------------------------------------------------------------
Connecticut (State of) Housing
  Finance Authority; Series 1990
  B-1, Sub-Series
  B-1 RB
  7.55%, 11/15/08                  AA    Aa          190        198,255
-----------------------------------------------------------------------
Connecticut Resource Recovery
  Authority (American Ref-Fuel
  Co.) (Southeastern Connecticut
  Project); Corporate Credit
  Series 1988 RB
  8.10%, 11/15/15(b)               A     A2          925      1,001,026
-----------------------------------------------------------------------
Connecticut Resource Recovery
  Authority (American Ref-Fuel
  Co.) (Southeastern Connecticut
  Project); Series 1988 A RB
  7.875%, 11/15/06(b)              AA-   Baa1      1,700      1,833,025
-----------------------------------------------------------------------
  8.00%, 11/15/15(b)               AA-   Baa1      1,000      1,080,440
-----------------------------------------------------------------------
                                                             10,511,881
-----------------------------------------------------------------------

FLORIDA-1.32%

Escambia (County of) (Champion
  International Corp. Project);
  PCR
  6.90%, 08/01/22(b)               BBB   Baa1      1,125      1,191,116
-----------------------------------------------------------------------
Leon (County of); Certificates of
  Participation Series A RB
  5.875%, 01/01/98                 --    Baa1      1,700      1,719,992
-----------------------------------------------------------------------
Miami (City of) Parking System;
  Series 1992 A RB
  6.70%, 10/01/06                  A     A         1,120      1,222,491
-----------------------------------------------------------------------
                                                              4,133,599
-----------------------------------------------------------------------

GEORGIA-1.35%

Georgia (State of) Housing and
  Finance Authority (Home
  Ownership Opportunity Program);
  Series C RB
  6.50%, 12/01/11                  AA+   Aa          975      1,025,271
-----------------------------------------------------------------------
Georgia Municipal Electric
  Authority; Series P RB
  8.00%, 01/01/98(f)(g)            AAA   Aaa       2,000      2,121,080
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

GEORGIA-(CONTINUED)

Savannah (City of) Economic
  Development Authority (Hershey
  Foods Corp. Project); IDR
  6.60%, 06/01/12                  AA-   --       $1,000   $  1,075,390
-----------------------------------------------------------------------
                                                              4,221,741
-----------------------------------------------------------------------

ILLINOIS-9.08%

Berwyn (City of) (Macneal
  Memorial Hospital Association);
  Hospital Series 1991 RB
  7.00%, 06/01/01(f)(g)            AAA   Aaa       3,250      3,631,420
-----------------------------------------------------------------------
Chicago (City of); Series 1995
  A-1 GO
  5.25%, 01/01/15(c)               AAA   Aaa       1,100      1,043,559
-----------------------------------------------------------------------
Cook (County of); Series 1992 B
  GO
  5.75%, 11/15/02(f)(g)            AAA   Aaa       2,000      2,147,440
-----------------------------------------------------------------------
Illinois (State of); Sales Tax
  Series 1993 B RB
  6.50%, 06/15/13                  AAA   A1        1,500      1,597,185
-----------------------------------------------------------------------
Illinois (State of) Development
  Finance Authority (Chicago
  Symphony Project); RB
  3.45%, 06/01/31(h)(i)            A-1+  VMIG-1    3,960      3,960,374
-----------------------------------------------------------------------
Illinois (State of) Development
  Finance Authority (CPC
  International Project); PCR
  6.75%, 05/01/16                  --    A2        2,500      2,644,325
-----------------------------------------------------------------------
Illinois Health Facilities
  Authority (Evangelical Hospital
  Corp.); RB
  6.25%, Series A 04/15/22         AA-   A1        1,000      1,016,800
-----------------------------------------------------------------------
  6.25%, Series 1992-C 04/15/22    AA-   A1        1,150      1,169,320
-----------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan Sisters
  Health Care); Refunding Series
  1992 RB
  6.40%, 09/01/04(c)               AAA   Aaa       2,475      2,728,712
-----------------------------------------------------------------------
Illinois Health Facilities
  Authority (Ravenswood Hospital
  Medical Center); Refunding
  Series 1987 A RB
  8.80%, 06/01/06                  --    Baa1      1,000      1,032,050
-----------------------------------------------------------------------
Metropolitan Fair and Exposition
  Authority; Series 1986 RB
  6.00%, 06/01/14(c)               AAA   Aaa       2,500      2,504,600
-----------------------------------------------------------------------
Peoria and Pekin and Waukegan
  (Cities of); GNMA
  Collateralized Mortgage Series
  1990 RB
  7.875%, 08/01/22(b)              AAA   --          135        141,776
-----------------------------------------------------------------------
University of Illinois Auxiliary
  Facilities System; Series 1991
  RB
  5.75%, 04/01/22                  AA-   Aa        4,750      4,766,767
-----------------------------------------------------------------------
                                                             28,384,328
-----------------------------------------------------------------------

INDIANA-0.32%

Concord Independent School
  District (Community Schools
  Building Corp.); Refunding
  First Mortgage RB
  5.60%, 01/01/15(c)               AAA   Aaa       1,000        985,510
-----------------------------------------------------------------------

KENTUCKY-1.30%

Kenton (County of) Public
  Properties Corp. (Parking
  Facilities Project); First
  Mortgage RB
  5.625%, 12/01/12                 --    A         1,000        990,100
-----------------------------------------------------------------------
Mount Sterling (City of); Lease
  Funding Series 1993 A RB
  6.15%, 03/01/13                  --    Aa        3,000      3,069,120
-----------------------------------------------------------------------
                                                              4,059,220
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

LOUISIANA-3.25%

Louisiana Public Facilities
  Authority (Louisiana Department
  of Health and Hospital Medical
  Center of Louisiana at New
  Orleans Project); Series 1992
  RB
  6.125%, 10/15/07(c)              AAA   --       $2,775   $  2,898,543
-----------------------------------------------------------------------
Louisiana Public Facilities
  Authority
  (Our Lady of Lake Regional
  Hospital); Hospital Refunding
  Series C RB
  6.00%, 12/01/07(c)               AAA   Aaa       2,500      2,619,025
-----------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)               AAA   Aaa       2,500      2,582,725
-----------------------------------------------------------------------
New Orleans Levee District;
  Series 1995 A RB
  5.95%, 11/01/07(c)               AAA   Aaa       1,000      1,069,920
-----------------------------------------------------------------------
Ouachita Parish Hospital Service
  District
  No 1 (Glenwood Regional Medical
  Center); Refunding Series 1996
  RB
  5.70%, 05/15/16(c)               AAA   Aaa       1,000        998,750
-----------------------------------------------------------------------
                                                             10,168,963
-----------------------------------------------------------------------

MAINE-0.35%

Maine (State of) Education Loan
  Authority; Education Loan
  Series A-2 RB
  6.95%, 12/01/07(b)               --    A         1,020      1,091,869
-----------------------------------------------------------------------

MARYLAND-0.65%

Maryland Health and Higher
  Education Facilities Authority
  (Doctors Community Hospital
  Inc.); Series 1990 RB
  8.75%, 07/01/00(f)(g)            AAA   Aaa       1,000      1,158,110
-----------------------------------------------------------------------
Maryland State Community
  Development Administration
  (Department of Economic and
  Community Development); Single
  Family Housing Refunding Series
  5 RB
  7.70%, 04/01/15(b)               --    Aa          830        873,509
-----------------------------------------------------------------------
                                                              2,031,619
-----------------------------------------------------------------------

MASSACHUSETTS-4.29%

Massachusetts (State of);
  Consolidated Loan Series 1991 C
  GO
  7.00%, 08/01/01(f)(g)            NRR   NRR       2,450      2,740,301
-----------------------------------------------------------------------
Massachusetts Health and
  Education Facilities Authority
  (Lowell General Hospital);
  Series 1991 A RB
  8.40%, 06/01/01(f)(g)            NRR   NRR       3,550      3,918,170
-----------------------------------------------------------------------
Massachusetts Health and
  Education Facilities Authority
  (Valley Regional Health System
  Issue); Series 1990 B RB
  8.00%, 07/01/00(f)(g)            NRR   Aaa       3,000      3,402,270
-----------------------------------------------------------------------
Massachusetts Municipal Wholesale
  Electric Cooperative Power
  Supply; System Series 1992 A RB
  6.75%, 07/01/08(c)               AAA   Aaa       3,000      3,343,920
-----------------------------------------------------------------------
                                                             13,404,661
-----------------------------------------------------------------------

MICHIGAN-5.71%

Detroit (City of) School
  District; School Building and
  Site (Unlimited Tax) Series
  1992 GO
  6.00%, 05/01/05                  AA    Aa        1,000      1,059,700
-----------------------------------------------------------------------
  6.15%, 05/01/07                  AA    Aa        1,300      1,374,672
-----------------------------------------------------------------------
Lake Orion Community School
  District; School Building and
  Site (Unlimited Tax) Refunding
  Series 1994 GO
  7.00%, 05/01/05(f)(g)            AAA   Aaa       2,500      2,890,200
-----------------------------------------------------------------------


                                     RATING(a)     PAR        MARKE
                                   S&P   MOODY'S  (000)       VALUE

MICHIGAN-(CONTINUED)

Lakeview Community School
  District; Unlimited Tax Series
  1996 GO
  5.75%, 05/01/16(b)               AAA   Aaa      $1,000   $  1,009,980
-----------------------------------------------------------------------
Lincoln Park (City of) School
  District; Unlimited Tax Series
  1996 GO
  6.00%, 05/01/12(b)               AAA   Aaa       1,210      1,269,871
-----------------------------------------------------------------------
Michigan (State of) Housing
  Development Authority;
  Refunding Series A RB
  6.60%, 04/01/12                  A+    --        1,000      1,032,210
-----------------------------------------------------------------------
Michigan Strategic Fund
  (Consumer's Power Corp.); PCR
  3.55%, 04/15/18(h)(i)            --    P-1       4,883      4,883,000
-----------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding Unlimited
  Tax Series 1996 GO
  5.75%, 05/01/15(b)               AAA   Aaa       2,100      2,127,510
-----------------------------------------------------------------------
  5.75%, 05/01/16(b)               AAA   Aaa       2,175      2,195,010
-----------------------------------------------------------------------
                                                             17,842,153
-----------------------------------------------------------------------

MISSISSIPPI-1.71%

Mississippi Higher Education
  Assistance Corp.; Student Loan
  Series 1994 C RB
  7.50%, 09/01/09(b)               --    A         5,000      5,340,550
-----------------------------------------------------------------------

MISSOURI-1.02%

Kansas City Industrial
  Development Authority (General
  Motors Corp. Project); PCR
  6.05%, 04/01/06                  A-    A3        1,435      1,481,365
-----------------------------------------------------------------------
Kansas City Municipal Assistance
  Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement Series
  1991 A RB
  7.00%, 11/01/08                  A     A           605        654,580
-----------------------------------------------------------------------
Missouri (State of) Environmental
  Improvement and Energy
  Resources; Series 1995 C PCR
  5.85%, 01/01/10                  --    Aa        1,000      1,045,330
-----------------------------------------------------------------------
                                                              3,181,275
-----------------------------------------------------------------------

NEVADA-1.39%

Humboldt (County of) (Sierra
  Pacific Project); Series 1987
  PCR
  6.55%, 10/01/13(c)               AAA   Aaa       3,000      3,228,570
-----------------------------------------------------------------------
Las Vegas (City of); Refunding
  1992 Limited Tax GO
  6.50%, 04/01/02(f)(g)            AAA   Aaa       1,000      1,085,140
-----------------------------------------------------------------------
                                                              4,313,710
-----------------------------------------------------------------------

NEW HAMPSHIRE-1.85%

New Hampshire Housing Finance
  Authority; Single Family
  Residential Mortgage Series
  1987 B RB
  8.625%, 07/01/13(b)              A+    Aa        1,475      1,526,123
-----------------------------------------------------------------------
New Hampshire State Turnpike
  System; Series 1990 RB
  7.40%, 04/01/00(f)(g)            AAA   Aaa       3,850      4,267,533
-----------------------------------------------------------------------
                                                              5,793,656
-----------------------------------------------------------------------

NEW JERSEY-2.70%

Camden (County of) Municipal
  Utilities Authority; Series
  1987 RB
  8.25%, 12/01/97(f)(g)            AAA   Aaa         750        795,532
-----------------------------------------------------------------------
  8.25%, 12/01/17                  AAA   Aaa       1,250      1,321,375
-----------------------------------------------------------------------
Hudson County Correctional
  Facility; Certificate of
  Participation Series 1992 RB
  6.60%, 12/01/21(c)               AAA   Aaa       1,250      1,347,475
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

NEW JERSEY-(CONTINUED)

Lacey School District; Unlimited
  Tax Series 1996 GO
  5.30%, 11/01/06(c)               --    Aaa      $1,000   $  1,035,540
-----------------------------------------------------------------------
New Jersey City Economic
  Development Authority (Atlantic
  City Sewer Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(d)            --    --        1,865      2,047,248
-----------------------------------------------------------------------
New Jersey Health Care Facility
  Financing Authority (St. Peters
  Medical Center); Series 1987 C
  RB
  8.60%, 07/01/97(f)(g)            AAA   Aaa       1,050      1,096,746
-----------------------------------------------------------------------
  8.60%, 07/01/17(c)               AAA   Aaa         200        208,734
-----------------------------------------------------------------------
New Jersey State Housing and
  Mortgage Finance Agency; Home
  Buyer Series M RB
  6.95%, 10/01/22(b)(c)            AAA   Aaa         550        574,833
-----------------------------------------------------------------------
                                                              8,427,483
-----------------------------------------------------------------------

NEW MEXICO-1.88%

Albuquerque (City of)
  (Albuquerque Academy Project);
  Educational Facilities Series
  1995 RB
  5.75%, 10/15/15                  AA-   Aa          915        933,401
-----------------------------------------------------------------------
Las Cruces South Central Solid
  Waste Authority; Environmental
  Services RB
  5.65%, 06/01/09                  --    A           575        576,104
-----------------------------------------------------------------------
Los Alamos (County of); Utility
  Series A RB
  6.00%, 07/01/15(c)               AAA   Aaa       2,000      2,056,740
-----------------------------------------------------------------------
Santa Fe (City of); Series 1994 A
  RB
  6.25%, 06/01/04(f)(g)            AAA   Aaa       2,100      2,294,544
-----------------------------------------------------------------------
                                                              5,860,789
-----------------------------------------------------------------------

NEW YORK-10.98%

New York (City of); GO
  8.25%, Unlimited Tax Series
  1991 F
  11/15/01(f)(g)                   NRR   Aaa       1,840      2,160,178
-----------------------------------------------------------------------
  7.00%, Unlimited Tax Series C,
  Sub-Series C-1 08/01/02(f)(g)    NRR   NRR          55         62,058
-----------------------------------------------------------------------
  7.65%, Series 1992 F 02/01/06    BBB+  Baa1      4,775      5,311,567
-----------------------------------------------------------------------
  7.70%, Series D 02/01/09         BBB+  Baa1      2,000      2,250,940
-----------------------------------------------------------------------
  7.20%, Unlimited Tax Series H
    02/01/15                       BBB+  Baa1        500        538,230
-----------------------------------------------------------------------
  8.25%, Unlimited Tax Series
    1991 F
  11/15/15                         --    Aaa         160        183,981
-----------------------------------------------------------------------
  6.25%, Unlimited Tax Series A
    08/01/17                       BBB+  Baa1      3,035      3,052,178
-----------------------------------------------------------------------
  7.00%, Unlimited Tax Series C,
  Sub-Series C-1 08/01/17          BBB+  Baa1      1,945      2,078,699
-----------------------------------------------------------------------
  7.00%, Series B 02/01/18(c)      AAA   Aaa       1,000      1,100,210
-----------------------------------------------------------------------
  7.00%, Unlimited Tax Series H
    02/01/20                       BBB+  Baa1        350        373,398
-----------------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc. Project);
  Series 1992 RB
  6.50%, 07/01/22(i)               AA    Aa2       1,500      1,573,215
-----------------------------------------------------------------------
New York State Environmental
  Facility Corp.;
  Water Revenue Series E PCR
  6.875%, 06/15/10                 A     Aa        3,400      3,741,326
-----------------------------------------------------------------------
New York State Medical Care
  Facilities Authority (Mental
  Health Services); Refunding
  Series 1987 A RB
  8.875%, 08/15/97(f)(g)           AAA   Aaa         940        989,086
-----------------------------------------------------------------------
New York State Municipal Water
  Finance Authority; Water and
  Sewer Systems Series 1996 A RB
  5.625%, 06/15/19                 A-    A         2,000      1,956,280
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

NEW YORK-(CONTINUED)

New York State Urban Development
  Corp.; Capital Facilities 1991
  Series 3 RB
  7.375%, 01/01/02(f)(g)           NRR   Aaa      $7,850   $  8,954,731
-----------------------------------------------------------------------
                                                             34,326,077
-----------------------------------------------------------------------

NORTH CAROLINA-3.55%

North Carolina Eastern Municipal
  Power Agency; Series 1988 A RB
  8.00%, 01/01/98(f)(g)            NRR   Aaa       3,000      3,181,620
-----------------------------------------------------------------------
North Carolina Eastern Municipal
  Power Agency; Series A RB
  6.125%, 01/01/10(c)              AAA   Aaa       1,500      1,590,720
-----------------------------------------------------------------------
North Carolina Eastern Municipal
  Power Agency; Refunding Series
  1996 A RB
  5.00%, 01/01/98                  BBB   Baa1      1,000      1,003,610
-----------------------------------------------------------------------
North Carolina Housing Finance
  Agency; Single Family-Series II
  RB
  6.20%, 03/01/16(c)               AA    Aa          725        736,592
-----------------------------------------------------------------------
North Carolina Municipal Power
  Agency (No. 1 Catawba Electric
  Project); Refunding RB
  7.25%, 01/01/07                  A     A         2,750      3,122,763
-----------------------------------------------------------------------
North Carolina Municipal Power
  Agency (No. 1 Catawba Electric
  Project); Series 1990 RB
  6.50%, 01/01/10(c)               AAA   Aaa       1,115      1,181,041
-----------------------------------------------------------------------
  6.50%, 01/01/10(f)               AAA   Aaa         260        283,143
-----------------------------------------------------------------------
                                                             11,099,489
-----------------------------------------------------------------------

OHIO-3.03%

Akron Bath Copley Joint Township
  (Akron City Hospital); Series
  1987 RB
  8.875%, 11/15/97(f)(g)           NRR   Aaa       1,610      1,713,668
-----------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)               AAA   Aaa       1,000      1,051,060
-----------------------------------------------------------------------
Findlay (City of); Limited Tax
  Series
  1996 GO
  5.875%, 07/01/17                 AA-   A1        1,000      1,020,500
-----------------------------------------------------------------------
Hamilton (County of); Electric
  System Mortgage Series 1998 RB
  8.00%, 10/15/98(f)(g)            AAA   Aaa       1,000      1,086,420
-----------------------------------------------------------------------
Mason (City of) Health Care
  Facilities
  (MCV Health Care Facilities,
  Inc.);
  Series 1990 RB
  7.625%, 02/01/40(c)              AAA   --        2,170      2,388,996
-----------------------------------------------------------------------
Ohio Department of Transportation
  (Panhandle Rail Line Project);
  Series 1992 Certificates of
  Participation
  6.50%, 04/15/12(c)               AAA   Aaa       1,100      1,179,266
-----------------------------------------------------------------------
Washington (County of) (Marietta
  Memorial Hospital); Series B RB
  7.00%, 09/01/12                  AAA   Aaa       1,000      1,020,390
-----------------------------------------------------------------------
                                                              9,460,300
-----------------------------------------------------------------------

OKLAHOMA-1.82%

McAlester (City of) Public Works
  Authority; Refunding and
  Improvement
  Series 1995 RB
  5.50%, 12/01/10(c)               AAA   Aaa         975        987,246
-----------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority; Series 1993
  A RB
  5.60%, 02/01/00                  A     A         1,250      1,280,325
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

OKLAHOMA-(CONTINUED)

Tulsa (City of) Industrial
  Authority (Medical Center
  Project-St. Johns Hospital); RB
  6.25%, 02/15/14                  AA    Aa       $2,000   $  2,078,600
-----------------------------------------------------------------------
Tulsa Public Facilities
  Authority-Capital
  Improvements-Water System;
  Series 1988 B RB
  6.00%, 03/01/08                  A+    --        1,305      1,353,363
-----------------------------------------------------------------------
                                                              5,699,534
-----------------------------------------------------------------------

OREGON-1.06%

Klamath Falls (City of) (Salt
  Caves Hydroelectric Project);
  Series D RB
  4.50%, 05/01/98(f)(g)            SP1+  --        1,000      1,008,590
-----------------------------------------------------------------------
Portland (City of) Sewer System;
  Series 1994 A RB
  6.20%, 06/01/12                  A+    A1        1,200      1,266,708
-----------------------------------------------------------------------
  6.25%, 06/01/15                  A+    A1        1,000      1,052,350
-----------------------------------------------------------------------
                                                              3,327,648
-----------------------------------------------------------------------

PENNSYLVANIA-2.60%

Lancaster (County of) Solid Waste
  Management Authority; Resource
  Recovery System Series 1988 A
  RB
  8.50%, 12/15/10(b)               BBB   A         3,500      3,707,130
-----------------------------------------------------------------------
Pennsylvania (State of); Third
  Series GO
  6.75%, 11/15/13(c)               AAA   Aaa       1,250      1,388,663
-----------------------------------------------------------------------
Pennsylvania Economic Development
  Finance Authority (Colver
  Project); Resource Recovery
  Series 1994 D RB
  7.05%, 12/01/10(b)               BBB-  --        2,900      3,040,766
-----------------------------------------------------------------------
                                                              8,136,559
-----------------------------------------------------------------------

PUERTO RICO-1.77%

Puerto Rico (Commonwealth of)
  Electric Power Authority; RB
  7.00%, Series 1991 P
  07/01/01(f)(g)                   A-    Baa1      1,325      1,488,545
-----------------------------------------------------------------------
  6.00%, Series 1989 07/01/10      A-    Baa1      4,000      4,040,280
-----------------------------------------------------------------------
                                                              5,528,825
-----------------------------------------------------------------------

RHODE ISLAND-0.78%

Rhode Island Depositors Economic
  Protection Corp.; Special
  Obligation Series 1992 A RB
  6.95%, 08/01/02(f)(g)            AAA   Aaa       1,250      1,412,225
-----------------------------------------------------------------------
Rhode Island Housing and Mortgage
  Finance Agency; Homeownership
  Opportunity Series 15 B RB
  6.00%, 10/01/04                  AA+   Aa        1,000      1,040,640
-----------------------------------------------------------------------
                                                              2,452,865
-----------------------------------------------------------------------

SOUTH CAROLINA-0.34%

South Carolina State Education
  Assistance Authority;
  Guaranteed Student Loan Series
  1990 RB
  6.60%, 09/01/01(b)               AA    --          500        531,715
-----------------------------------------------------------------------
South Carolina State Housing
  Finance and Development
  Authority; Homeownership
  Mortgage Series 1990 C RB
  7.50%, 07/01/05(b)               AA    Aa          500        527,690
-----------------------------------------------------------------------
                                                              1,059,405
-----------------------------------------------------------------------


                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

TENNESSEE-1.15%

Davidson (County of) Madison
  Suburban Utility District;
  Water Refunding RB
  5.70%, 02/01/11(c)               AAA   Aaa      $1,180   $  1,206,184
-----------------------------------------------------------------------
Franklin Industrial Development
  Board (Landings Apartment
  Project); Multifamily Housing
  Series A RB
  5.75%, 04/01/10(c)               --    Aaa       1,200      1,198,777
-----------------------------------------------------------------------
Nashville and Davidson (Counties
  of) Metropolitan Government;
  Water and Sewer Refunding
  Series 1986 RB
  7.25%, 01/01/06                  A     A1          145        147,482
-----------------------------------------------------------------------
Shelby (County of); Unlimited Tax
  School GO
  6.00%, 03/01/17                  AA+   Aa        1,000      1,031,000
-----------------------------------------------------------------------
                                                              3,583,443
-----------------------------------------------------------------------

TEXAS-14.96%

Arlington Independent School
  District; Refunding Series 1995
  GO
  5.75%, 02/15/21(c)               --    Aaa       1,000      1,012,190
-----------------------------------------------------------------------
Austin (City of); Utility System
  RB
  6.50%, 05/15/11(c)               AAA   Aaa       1,380      1,510,755
-----------------------------------------------------------------------
Austin Community College
  District; Combined Fee Revenue
  Building and Refunding Series
  1995 RB
  6.10%, 02/01/13(c)               AAA   Aaa       1,115      1,160,280
-----------------------------------------------------------------------
Bellville Independent School
  District; Unlimited Tax School
  Building and Refunding Series
  1995 GO
  6.125%, 02/01/20(c)              --    Aaa         830        863,009
-----------------------------------------------------------------------
Brazos Higher Education Loan
  Authority Inc.; Student Loan
  Refunding RB
  6.30%, Refunding Series 1992
    C-1
  11/01/01(b)                      --    Aa          325        336,817
-----------------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)                    --    Aa        1,135      1,186,234
-----------------------------------------------------------------------
  6.50%, Series 1994 B-1
    06/01/04(b)                    --    A           700        738,570
-----------------------------------------------------------------------
Brazos River Authority (Houston
  Lighting and Power Project);
  Collateralized Series 1986 A RB
  7.875%, 11/01/18(b)(c)           AAA   Aaa       2,825      2,912,745
-----------------------------------------------------------------------
Carrollton (City of); GO
  5.75%, 08/15/16                  AA-   Aa        1,000      1,010,960
-----------------------------------------------------------------------
Comal County Industrial
  Development Authority (The
  Coleman Company, Inc. Project);
  Industrial Development Series
  1980 RB
  9.25%, 08/01/00(f)               NRR   NRR       1,135      1,240,827
-----------------------------------------------------------------------
Dallas (City of); Waterworks and
  Sewer System Series 1994 A RB
  6.00%, 10/01/14                  AA    Aa        2,030      2,094,331
-----------------------------------------------------------------------
Dallas-Fort Worth Regional
  Airport Authority; Airport
  Series 1985 RB
  6.10%, 11/01/07(c)               AAA   Aaa         430        432,593
-----------------------------------------------------------------------
  6.10%, 11/01/07                  A     A1          200        200,172
-----------------------------------------------------------------------
Georgetown (City of); Utility
  System Series 1995 A RB
  6.20%, 08/15/15(c)               AAA   Aaa       1,500      1,560,690
-----------------------------------------------------------------------
Hallsville Independent School
  District; Unlimited Tax Series
  1996 GO
  5.375%, 02/15/17(b)              --    Aaa       1,830      1,787,032
-----------------------------------------------------------------------


                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

TEXAS-(CONTINUED)

Harris County; Toll Road
  Unlimited Tax General
  Obligation and Subordinate Lien
  Refunding Series 1991 RB
  6.75%, 08/01/14                  AA    Aa       $3,850   $  4,176,865
-----------------------------------------------------------------------
Harris County Health Facilities
  Development Corp. (Saint Luke's
  Episcopal Hospital Project);
  Series 1991 RB
  6.70%, 02/15/03                  AA    Aa        1,000      1,087,250
-----------------------------------------------------------------------
Harris County Mental Health and
  Mental Retardation Authority;
  Refunding Series 1992 RB
  6.25%, 9/15/10(c)                AAA   Aaa       4,500      4,716,225
-----------------------------------------------------------------------
Harris County Utilities District
  No. 10; Waterworks and Sewer
  Systems Unlimited Tax Series
  1996 GO
  5.50%, 10/01/21(c)               AAA   Aaa         520        512,346
-----------------------------------------------------------------------
Houston (City of); Refunding
  Series 1992 C GO
  6.25%, 03/01/02(f)(g)            NRR   NRR       1,470      1,576,560
-----------------------------------------------------------------------
Hurst, Euless, Bedford, Texas
  Independent School District;
  Refunding RB
  6.50%, 08/15/04(f)(g)            AAA   Aaa         640        708,620
-----------------------------------------------------------------------
  6.50%, 08/15/24(c)               AAA   Aaa         360        386,734
-----------------------------------------------------------------------
Keller (City of) Independent
  School District; Certificates
  of Participation Series 1994 RB
  6.00%, 08/15/05(c)               AAA   Aaa       1,000      1,083,010
-----------------------------------------------------------------------
Lockhart (City of); Certificates
  of Participation Tax and
  Utility Systems Series 1996 GO
  5.85%, 08/01/11(c)               AAA   Aaa         605        617,402
-----------------------------------------------------------------------
  5.90%, 08/01/16(c)               AAA   Aaa       1,100      1,118,425
-----------------------------------------------------------------------
North Texas Higher Education
  Authority Inc.; Student Loan
  Refunding Series D RB
  6.10%, 04/01/08(b)               --    Aa        1,000      1,009,540
-----------------------------------------------------------------------
  6.30%, 04/01/09(b)               --    A           500        507,955
-----------------------------------------------------------------------
Plano (City of) Independent
  School District; Unlimited Tax
  Series 1991 B GO
  5.625%, 02/15/01(f)(g)           AAA   Aaa       2,500      2,604,275
-----------------------------------------------------------------------
Texas (State of); Unlimited Tax
  Veteran's Land GO
  6.40%, 12/01/24(b)               AA    Aa        2,000      2,058,480
-----------------------------------------------------------------------
Texas (State of) Department of
  Housing and Community Affairs
  (Asmara Project); Multifamily
  Housing Series 1996 A RB
  6.30%, 01/01/16                  A     --          310        311,029
-----------------------------------------------------------------------
Texas (State of) Housing Agency;
  Residential Development
  Mortgage Series 1987 D RB
  8.40%, 07/01/20(b)               A+    Aa        3,265      3,418,063
-----------------------------------------------------------------------
Texas National Research
  Laboratory Community Financing
  Corp. (Superconducting Super
  Collider); Lease RB
  7.10%, 12/01/01(f)(g)            AAA   Aaa         600        677,562
-----------------------------------------------------------------------
Victoria (County of) Texas
  Hospital Citizens Medical
  Center; RB
  6.20%, 01/01/10(c)               AAA   Aaa       1,000      1,062,940
-----------------------------------------------------------------------
Weatherford (City of) Independent
  School District; Refunding
  Series 1994 GO
  6.40%, 02/15/12(c)               AAA   Aaa       1,000      1,070,990
-----------------------------------------------------------------------
                                                             46,751,476
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                    S&P   MOODY'S  (000)       VALUE

UTAH-1.36%

Utah (State of) Housing Finance
  Agency; Federally Insured Term
  Subordinate Single Family
  Mortgage RB
  6.30%, Series 1994 E-1,
  07/01/06                         A+    A1       $  915   $    956,147
-----------------------------------------------------------------------
  7.15%, Series 1994 G-1,
    07/01/06                       A+    A1          915        984,778
-----------------------------------------------------------------------
Utah (State of) Housing Finance
  Agency; Series 1994 C RB
  6.05%, 07/01/06                  --    A1          930        954,952
-----------------------------------------------------------------------
Utah (State of) Housing Finance
  Agency; Single Family Mortgage
  RB
  6.45%, Series G2, 07/01/27(b)    AAA   Aaa       1,330      1,355,124
-----------------------------------------------------------------------
                                                              4,251,001
-----------------------------------------------------------------------

VIRGIN ISLANDS-1.29%

Virgin Islands Public Finance
  Authority; Matching Fund Loan
  Notes Series A RB
  7.25%, 10/01/18(d)               --    --        1,000      1,068,490
-----------------------------------------------------------------------
Virgin Islands Territory (Hugo
  Insurance Claims Fund); Special
  Tax Bond Series 1991 GO
  7.75%, 10/01/06(d)               --    --        2,730      2,958,255
-----------------------------------------------------------------------
                                                              4,026,745
-----------------------------------------------------------------------

VIRGINIA-0.71%

Henrico (County of) Industrial
  Development Authority
  (Hermitage Project); RB
  3.70%, 05/01/24(h)(i)            --    VMIG-1      134        134,000
-----------------------------------------------------------------------
Richmond (City of); Public
  Improvement Refunding Series B
  GO
  6.25%, 01/15/18                  AA    A1        2,000      2,084,320
-----------------------------------------------------------------------
                                                              2,218,320
-----------------------------------------------------------------------

WASHINGTON-2.37%

Clark (County of) Gamas School
  District #117; GO
  6.00%, 12/01/14(c)               AAA   Aaa       1,000      1,045,500
-----------------------------------------------------------------------
King (County of); Unlimited Tax
  GO
  5.50%, 07/01/07(f)               AAA   Aaa         500        516,080
-----------------------------------------------------------------------
King (County of); Unlimited Tax
  Refunding GO
  6.50%, 12/01/11                  AA+   Aa1         500        504,020
-----------------------------------------------------------------------

                                     RATING(a)     PAR        MARKET
                                   S&P   MOODY'S  (000)       VALUE

WASHINGTON-(CONTINUED)

Pend Oreille (County of) Public
  Utility District #1; Electric
  Series B RB
  6.30%, 01/01/17                  BBB+  A        $1,400   $  1,422,162
-----------------------------------------------------------------------
Seattle (City of) Metropolitan
  Sewer District; Series T RB
  6.80%, 01/01/11                  AA-   A1        1,780      1,905,223
-----------------------------------------------------------------------
Washington State Public Power
  Supply System (Nuclear Project
  No. 1); Refunding Series A RB
  5.75%, 07/01/12(c)               AAA   Aaa       2,000      2,023,440
-----------------------------------------------------------------------
                                                              7,416,425
-----------------------------------------------------------------------

WISCONSIN-1.00%

Wisconsin Housing and Economic
  Development Authority; Home
  Ownership RB
  7.40%, Series 1994 F
    07/01/13(b)                    AA    Aa        1,000      1,067,130
-----------------------------------------------------------------------
  8.00%, Series 1990 E
    03/01/21(b)                    A+    Aa          525        549,985
-----------------------------------------------------------------------
Wisconsin Health and Educational
  Facilities Authority (Sinai
  Samaritan Medical Center); RB
  5.75%, Series 1994 F
    08/15/16(c)                    AA    Aa        1,500      1,504,935
-----------------------------------------------------------------------
                                                              3,122,050
=======================================================================

WYOMING-0.66%

Natrona (County of) Wyoming
  Medical Center; RB
  6.00%, 09/15/11(c)               AAA   Aaa       1,000      1,038,730
-----------------------------------------------------------------------
Sweetwater (County of) (Idaho
  Power Company Project);
  Pollution Control Refunding
  Series 1996 A RB
  6.05%, 07/15/26                  A     A3        1,000      1,024,160
-----------------------------------------------------------------------
                                                              2,062,890
-----------------------------------------------------------------------
TOTAL INVESTMENTS-99.30%                                    310,386,726
-----------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.70%                                           2,195,076
-----------------------------------------------------------------------
NET ASSETS-100.00%                                         $312,581,802
=======================================================================

Investment Abbreviations:

GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
NRR - Not Re-Rated
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b)  Security subject to the alternative minimum tax.
(c)  Secured by bond insurance.
(d) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(e) Zero coupon bonds. The interest rate shown represents the rate of original issue discount.
(f)  Secured by an escrow fund of U.S. Treasury obligations.
(g) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(h) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on December 31, 1996.
(i)  Secured by a letter of credit.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS:

Investments, at market value (cost
  $292,806,066)                               $310,386,726
----------------------------------------------------------
Receivables for:
  Fund shares sold                                 146,870
----------------------------------------------------------
  Interest                                       5,581,407
----------------------------------------------------------
Investment for deferred compensation plan           61,435
----------------------------------------------------------
Other assets                                        16,396
----------------------------------------------------------
    Total assets                               316,192,834
----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                          1,787,782
----------------------------------------------------------
  Fund shares reacquired                           885,081
----------------------------------------------------------
  Dividends                                        562,525
----------------------------------------------------------
Accrued advisory fees                              123,518
----------------------------------------------------------
Accrued administrative service fees                  6,634
----------------------------------------------------------
Accrued distribution fees                          211,478
----------------------------------------------------------
Accrued trustees' fees                               2,026
----------------------------------------------------------
Accrued transfer agent fees                         10,694
----------------------------------------------------------
Accrued operating expenses and other
  payables                                          21,294
----------------------------------------------------------
    Total liabilities                            3,611,032
----------------------------------------------------------
Net assets applicable to shares outstanding   $312,581,802
==========================================================

NET ASSETS:

Class A                                       $278,812,285
==========================================================
Class B                                       $ 33,769,517
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         34,050,982
==========================================================
Class B                                          4,122,096
==========================================================

Class A:

  Net asset value and redemption price per
    share                                     $       8.19
==========================================================

  Offering price per share:
    (Net asset value of $8.19 divided
    by 95.25%)                                $       8.60
==========================================================

Class B:

  Net asset value and offering price per
    share                                     $       8.19
==========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1996


INVESTMENT INCOME:

Interest                                       $18,543,407
----------------------------------------------------------

EXPENSES:

Advisory fees                                    1,417,007
----------------------------------------------------------
Custodian fees                                      11,493
----------------------------------------------------------
Transfer agent fees - Class A                      129,670
----------------------------------------------------------
Transfer agent fees - Class B                       21,248
----------------------------------------------------------
Administrative service fees                         71,857
----------------------------------------------------------
Trustees' fees                                       7,795
----------------------------------------------------------
Distribution fees - Class A                        691,812
----------------------------------------------------------
Distribution fees - Class B                        275,301
----------------------------------------------------------
Other                                               50,454
----------------------------------------------------------
    Total expenses                               2,676,637
----------------------------------------------------------
Less: Expenses paid indirectly                      (4,978)
----------------------------------------------------------
     Net expenses                                2,671,659
----------------------------------------------------------
Net investment income                           15,871,748
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Realized gain on sales of investment
  securities                                       118,748
----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                         (4,496,798)
----------------------------------------------------------
    Net gain (loss) on investment securities    (4,378,050)
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $11,493,698
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1996 and 1995

                                                                  1996            1995

OPERATIONS:

  Net investment income                                       $ 15,871,748    $ 15,091,309
------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities              118,748         674,681
------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                  (4,496,798)     19,230,259
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        11,493,698      34,996,249
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (14,634,820)    (14,621,874)
------------------------------------------------------------------------------------------
  Class B                                                       (1,210,672)       (654,391)
------------------------------------------------------------------------------------------
Return of capital:
  Class A                                                               --      (1,011,782)
------------------------------------------------------------------------------------------
  Class B                                                               --         (45,282)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (1,870,211)      9,550,157
------------------------------------------------------------------------------------------
  Class B                                                       12,523,478      11,436,172
------------------------------------------------------------------------------------------
    Net increase in net assets                                   6,301,473      39,649,249
------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                          306,280,329     266,631,080
------------------------------------------------------------------------------------------
  End of period                                               $312,581,802    $306,280,329
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $296,629,932    $285,976,665
------------------------------------------------------------------------------------------
  Undistributed net investment income                              (34,765)        (61,021)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on investment
    securities                                                  (1,594,025)     (1,712,773)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              17,580,660      22,077,458
------------------------------------------------------------------------------------------
                                                              $312,581,802    $306,280,329
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,594,025 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2002. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $71,857 for such services.
  The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1996, AFS was paid $104,022 for such services.
  The Fund received reductions in transfer agency fees payable to AFS of $4,641 from dividends received on balances in cash management accounts. In addition, pricing service expenses in the amount of $337 were paid through directed brokerage commissions paid by the Fund. The above arrangements resulted in a reduction of the Fund's total expenses of $4,978 during the year ended December 31, 1996.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides for periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a designated portion of (a) compensation payable to AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended December 31, 1996, the Class A shares and the Class B shares paid AIM Distributors $691,812 and $275,301, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $122,269 from sales of the Class A shares of the Fund during the year ended December 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1996, AIM Distributors received $49,906 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1996, the Fund paid legal fees of $3,549 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $325,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 19, 1996, the Fund was limited to borrowing $4,900,000. During the year ended December 31, 1996, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.08% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1996 was $83,704,766 and $73,917,831, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1996 is as follows:

Aggregate unrealized appreciation of investment securities    $17,589,340
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,680)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $17,580,660
=========================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1996 and 1995 were as follows:

                                                                           1996                          1995
                                                                --------------------------    ---------------------------
                                                                  SHARES         VALUE          SHARES          VALUE
                                                                ----------    ------------    -----------    ------------
Sold:
  Class A                                                        5,797,996    $ 47,332,136      6,038,257    $ 48,938,165
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                        2,660,265      21,695,791      1,963,653      15,985,997
------------------------------------------------------------    --------------------------    ---------------------------
Issued as reinvestment of dividends:
  Class A                                                        1,054,624       8,611,381      1,117,182       9,074,834
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                           85,876         701,022         50,725         412,983
------------------------------------------------------------    --------------------------    ---------------------------
Reacquired:
  Class A                                                       (7,075,891)    (57,813,728)    (5,965,522)    (48,462,842)
------------------------------------------------------------    --------------------------    ---------------------------
  Class B                                                       (1,208,742)     (9,873,335)      (608,842)     (4,962,808)
------------------------------------------------------------    --------------------------    ---------------------------
                                                                 1,314,128    $ 10,653,267      2,595,453    $ 20,986,329
============================================================     =========================    ===========================

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during each of the years in the ten-year period ended December 31, 1996 and for a Class B share outstanding during each of the years in the three-year period ended December 31, 1996 and the period September 1, 1993 (date sales commenced) through December 31, 1993.

                                                 1996         1995       1994       1993     1992(a)      1991       1990
                                               --------     --------   --------   --------   --------   --------   --------
CLASS A:
Net asset value, beginning of period           $  8.31      $   7.78   $   8.61   $   8.27   $   8.13   $   7.66   $   7.81
--------------------------------------------   -------      --------   --------   --------   --------   --------   --------
Income from investment operations:
 Net investment income                            0.43          0.43       0.46       0.48       0.51       0.52       0.53
--------------------------------------------   -------      --------   --------   --------   --------   --------   --------
 Net gains (losses) on securities
   (both realized and unrealized)                (0.12)         0.56      (0.78)      0.46       0.21       0.46      (0.14)
--------------------------------------------   -------      --------   --------   --------   --------   --------   --------
   Total from investment operations               0.31          0.99      (0.32)      0.94       0.72       0.98       0.39
--------------------------------------------   --------     --------   --------   --------   --------   --------   --------
Less distributions:
 Dividends from net investment income            (0.43)        (0.43)     (0.45)     (0.48)     (0.51)     (0.51)     (0.53)
--------------------------------------------   -------      --------   --------   --------   --------   --------   --------
 Distributions from net realized capital
   gains                                            --            --      (0.03)     (0.11)     (0.07)        --         --
--------------------------------------------   --------     --------   --------   --------   --------   --------   --------
 Returns of capital                                 --         (0.03)     (0.03)     (0.01)        --         --      (0.01)
--------------------------------------------   --------     --------   --------   --------   --------   --------   --------
   Total distributions                           (0.43)        (0.46)     (0.51)     (0.60)     (0.58)     (0.51)     (0.54)
--------------------------------------------   -------     --------   --------   --------   --------   --------   --------
Net asset value, end of period                 $  8.19      $   8.31   $   7.78   $   8.61   $   8.27   $   8.13   $   7.66
============================================   =======      ========   ========   ========   ========   ========   ========
Total return(b)                                   3.90%        13.05%     (3.79)%    11.66%      9.10%     13.30%      5.27%
============================================   =======      ========   ========   ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $278,812     $284,803   $257,456   $294,209   $271,205   $273,037   $258,194
============================================   =======      ========   ========   ========   ========   ========   ========
Ratio of expenses to average net assets           0.80%(c)(d)     0.88%     0.89%     0.91%      0.90%      0.94%      0.91%
============================================   =======      ========   ========   ========   ========   ========   ========
Ratio of net investment income to average
 net assets                                       5.29%(c)      5.26%      5.61%      5.65%      6.15%      6.58%      6.91%
============================================   =======      ========   ========   ========   ========   ========   ========
Portfolio turnover rate                             26%           36%        43%        24%       160%       289%       230%
============================================   =======      ========   ========   ========   ========   ========   ========

                                                1989       1988       1987
                                              --------   --------   --------
CLASS A:
Net asset value, beginning of period          $   7.64   $   7.32   $   8.41
--------------------------------------------  --------   --------   --------
Income from investment operations:
 Net investment income                            0.54       0.53       0.51
--------------------------------------------  --------   --------   --------
 Net gains (losses) on securities
   (both realized and unrealized)                 0.18       0.34      (0.65)
--------------------------------------------  --------   --------   --------
   Total from investment operations               0.72       0.87      (0.14)
--------------------------------------------  --------   --------   --------
Less distributions:
 Dividends from net investment income            (0.55)     (0.55)     (0.49)
--------------------------------------------  --------   --------   --------
 Distributions from net realized capital
   gains                                            --         --      (0.46)
--------------------------------------------  --------   --------   --------
 Returns of capital                                 --         --         --
--------------------------------------------  --------   --------   --------
   Total distributions                           (0.55)     (0.55)     (0.95)
--------------------------------------------  --------   --------   --------
Net asset value, end of period                $   7.81   $   7.64   $   7.32
============================================  ========   ========   ========
Total return(b)                                   9.70%     12.33%     (1.88)%
============================================  ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $262,997   $243,480   $237,225
============================================  ========   ========   ========
Ratio of expenses to average net assets           0.89%      0.87%      0.80%
============================================  ========   ========   ========
Ratio of net investment income to average
 net assets                                       6.97%      7.11%      6.71%
============================================  ========   ========   ========
Portfolio turnover rate                            305%       381%       392%
============================================  ========   ========   ========

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios are based on average daily net assets of $276,724,764.
(d) Ratio included expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

                                                                1996           1995          1994         1993
                                                               -------        -------       ------       ------

CLASS B:
Net asset value, beginning of period                           $  8.31        $  7.78       $ 8.61       $ 8.71
------------------------------------------------------------   -------        -------       ------       ------
Income from investment operations:
 Net investment income                                            0.37           0.39         0.39         0.14
------------------------------------------------------------   -------        -------       ------       ------
 Net gains (losses) on securities (both realized and
   unrealized)                                                   (0.13)          0.54        (0.78)        0.01
------------------------------------------------------------   -------        -------       ------       ------
     Total from investment operations                             0.24           0.93        (0.39)        0.15
------------------------------------------------------------   -------        -------       ------       ------
Less distributions:
 Dividends from net investment income                            (0.36)         (0.37)       (0.38)       (0.13)
------------------------------------------------------------   -------        -------       ------       ------
 Distributions from net realized capital gains                      --             --        (0.03)       (0.11)
------------------------------------------------------------   -------        -------       ------       ------
 Returns of capital                                                 --          (0.03)       (0.03)       (0.01)
------------------------------------------------------------   -------        -------       ------       ------
     Total distributions                                         (0.36)         (0.40)       (0.44)       (0.25)
------------------------------------------------------------   -------        -------       ------       ------
Net asset value, end of period                                 $  8.19        $  8.31       $ 7.78       $ 8.61
============================================================   =======        =======       ======       ======
Total return(a)                                                   2.99%         12.14%       (4.57)%       1.95%
============================================================   =======        =======       ======       ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $33,770        $21,478       $9,175       $2,319
============================================================   =======        =======       ======       ======
Ratio of expenses to average net assets(b)                        1.61%(d)(e)    1.68%        1.67%        1.65%(f)
============================================================   =======        =======       ======       ======
Ratio of net investment income to average net assets(c)           4.49%(d)       4.46%        4.83%        4.91%(f)
============================================================   =======        =======       ======       ======
Portfolio turnover rate                                             26%            36%          43%          24%
============================================================   =======        =======       ======       ======

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) Ratios of expenses to average daily net assets prior to expense reimbursements are 1.77%, 1.84% and 3.08% (annualized) for the period 1995-1993, respectively.
(c) Ratios of net investment income to average daily net assets prior to expense reimbursements are 4.37%, 4.66% and 3.48% (annualized) for the period 1995-1993, respectively.
(d) Ratios are based on average daily net assets of $27,530,145.
(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(f) Annualized.

NOTE 8-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Trustees and Shareholders of
                     AIM Municipal Bond Fund:

                     We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, in conformity with generally accepted accounting principles.

                                                       KPMG Peat Marwick LLP

                     Houston, Texas
                     February 7, 1997

                                                             TRUSTEES & OFFICERS




BOARD OF TRUSTEES                          OFFICERS                                   OFFICE OF THE FUND

Charles T. Bauer                           Charles T. Bauer                           11 Greenway Plaza
Chairman and Chief Executive Officer       Chairman                                   Suite 1919
A I M Management Group Inc.                                                           Houston, TX 77046
                                           Robert H. Graham
Bruce L. Crockett                          President                                  INVESTMENT ADVISOR
Formerly Director, President, and
Chief Executive Officer                    John J. Arthur                             A I M Advisors, Inc.
COMSAT Corporation                         Senior Vice President and Treasurer        11 Greenway Plaza
                                                                                      Suite 1919
Owen Daly II                               Carol F. Relihan                           Houston, TX 77046
Director                                   Senior Vice President and Secretary
Cortland Trust Inc.                                                                   TRANSFER AGENT
                                           Gary T. Crum
Carl Frischling                            Senior Vice President                      A I M Fund Services, Inc.
Partner                                                                               P.O. Box 4739
Kramer, Levin, Naftalis & Frankel          Scott G. Lucas                             Houston, TX 77210-4739
                                           Senior Vice President
Robert H. Graham                                                                      CUSTODIAN
President and Chief Operating Officer      Dana R. Sutton
A I M Management Group Inc.                Vice President and Assistant Treasurer     The Bank of New York
                                                                                      90 Washington Street
John F. Kroeger                            Robert G. Alley                            New York, NY 10286
Formerly Consultant                        Vice President
Wendell & Stockel Associates, Inc.                                                    COUNSEL TO THE FUND
                                           Stuart W. Coco
Lewis F. Pennock                           Vice President                             Ballard Spahr
Attorney                                                                              Andrews & Ingersoll
                                           Melville B. Cox                            1735 Market Street
Ian W. Robinson                            Vice President                             Philadelphia, PA 19103
Consultant; Formerly Executive
Vice President and                         Karen Dunn Kelley                          COUNSEL TO THE TRUSTEES
Chief Financial Officer                    Vice President
Bell Atlantic Management                                                              Kramer, Levin, Naftalis & Frankel
Services, Inc.                             Jonathan C. Schoolar                       919 Third Avenue
                                           Vice President                             New York, NY 10022
Louis S. Sklar
Executive Vice President                   P. Michelle Grace                          DISTRIBUTOR
Hines Interests                            Assistant Secretary
Limited Partnership                                                                   A I M Distributors, Inc.
                                           David L. Kite                              11 Greenway Plaza
                                           Assistant Secretary                        Suite 1919
                                                                                      Houston, TX 77046
                                           Nancy L. Martin
                                           Assistant Secretary                        AUDITORS

                                           Ofelia M. Mayo                             KPMG Peat Marwick LLP
                                           Assistant Secretary                        700 Louisiana
                                                                                      NationsBank Bldg.
                                           Kathleen J. Pflueger                       Houston, TX 77002
                                           Assistant Secretary

                                           Samuel D. Sirko
                                           Assistant Secretary

                                           Stephen I. Winer
                                           Assistant Secretary

                                           Mary J. Benson
                                           Assistant Treasurer

REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Municipal Bond Fund Class A and Class B shares paid ordinary dividends in the amount of $0.432 and $0.360, respectively, to shareholders during its tax year ended December 31, 1996. Of this amount, 100% is qualified as exempt-interest dividends for federal income tax purposes.

                                                               THE AIM FAMILY OF FUNDS --Registered Trademark--

                                                               AGGRESSIVE GROWTH
                                                               AIM Aggressive Growth Fund*
                 [PHOTO OF                                     AIM Capital Development Fund
               11 Greenway Plaza                               AIM Constellation Fund
               APPEARS HERE]                                   AIM Global Aggressive Growth Fund

                                                               GROWTH
                                                               AIM Blue Chip Fund
                                                               AIM Global Growth Fund
                                                               AIM Growth Fund
                                                               AIM International Equity Fund
                                                               AIM Value Fund
                                                               AIM Weingarten Fund

                                                               GROWTH AND INCOME
                                                               AIM Balanced Fund
                                                               AIM Charter Fund

                                                               INCOME AND GROWTH
                                                               AIM Global Utilities Fund

                                                               HIGH CURRENT INCOME
                                                               AIM High Yield Fund

                                                               CURRENT INCOME
                                                               AIM Global Income Fund
                                                               AIM Income Fund

                                                               CURRENT TAX-FREE INCOME
                                                               AIM Municipal Bond Fund
                                                               AIM Tax-Exempt Bond Fund of CT
                                                               AIM Tax-Free Intermediate Shares

                                                               CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                               AIM Intermediate Government Fund

                                                               HIGH DEGREE OF SAFETY AND CURRENT INCOME
A I M Management Group Inc. has provided                       AIM Limited Maturity Treasury Shares
leadership in the mutual fund industry
since 1976 and manages approximately $70                       STABILITY, LIQUIDITY, AND CURRENT INCOME
billion in assets for more than 3.5                            AIM Money Market Fund
million shareholders, including
individual investors, corporate clients,                       STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
and financial institutions as of February                      AIM Tax-Exempt Cash Fund
11, 1997. The AIM Family of Funds
--Registered Trademark-- is distributed                        *AIM Aggressive Growth Fund was closed to new investors on July
nationwide, and AIM today ranks among the                      18, 1995.  For more complete information about any AIM Fund(s),
nation's top 15 mutual fund companies in                       including sales charges and expenses, ask your financial
assets under management, according to                          consultant or securities dealer for a free prospectus(es).
Lipper Analytical Services, Inc.                               Please read the prospectus(es) carefully before you invest or send money.
[AIM LOGO APPEARS HERE]                                                                                      ---------------
                                                                                                               BULK RATE
A I M Distributors, Inc.                                                                                      U.S. POSTAGE
11 Greenway Plaza, Suite 1919                                                                                     PAID
Houston, TX 77046                                                                                             HOUSTON, TX
                                                                                                             Permit No. 1919
                                                                                                             ---------------